UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Tax-Managed Equity Fund

March 31, 2005
COMMON STOCKS	Shares	Value

Air Transportation - 1.01%
Southwest Airlines Co.	46,550	$662,872

Aircraft - 2.40%
Boeing Company (The)	13,000	759,980
United Technologies Corporation	8,000	813,280
		1,573,260
Aluminum - 0.46%
Alcoa Incorporated	10,000	303,900

Apparel - 1.99%
Coach, Inc.*	23,000	1,302,490

Banks - 1.00%
Citigroup Inc.	14,550	653,877

Broadcasting - 1.27%
Viacom Inc., Class B	17,000	592,110
XM Satellite Radio Holdings Inc., Class A*	7,500	236,850
		828,960
Capital Equipment - 0.82%
Deere & Company	8,000	537,040

Communications Equipment - 1.78%
Cisco Systems, Inc.*	65,000	1,164,475

Computers - Micro - 4.03%
Apple Computer, Inc.*	22,000	918,500
Dell Inc.*	44,650	1,715,676
		2,634,176
Computers - Peripherals - 5.64%
Lexmark International, Inc.*	9,000	719,730
Microsoft Corporation	75,000	1,812,375
Oracle Corporation*	35,000	436,625
SAP Aktiengesellschaft, ADR	18,000	721,440
		3,690,170
Defense - 1.64%
General Dynamics Corporation	10,000	1,070,500

Electronic Components - 3.10%
Analog Devices, Inc.	11,650	421,031
Intel Corporation	32,000	743,360
Texas Instruments Incorporated	33,950	865,386
		2,029,777
Electronic Instruments - 1.54%
Applied Materials, Inc.*	20,000	325,100
KLA-Tencor Corporation*	14,900	685,474
		1,010,574
Finance Companies - 0.67%
Fannie Mae	8,000	435,600

Health Care - Drugs - 8.34%
Allergan, Inc.	10,000	694,700
Amgen Inc.*	19,000	1,105,230
Andrx Corporation*	30,000	680,400
Genentech, Inc.*	5,000	283,050
Gilead Sciences, Inc.*	30,000	1,073,850
MedImmune, Inc.*	14,000	333,130
Schering-Plough Corporation	23,000	417,450
Teva Pharmaceutical Industries Limited, ADR	28,000	867,580
		5,455,390
Health Care - General - 5.41%
Boston Scientific Corporation*	14,000	410,060
Johnson & Johnson	15,000	1,007,400
Schein (Henry), Inc.*	12,000	429,360
St. Jude Medical, Inc.*	21,000	756,000
Zimmer Holdings, Inc.*	12,000	933,720
		3,536,540
Hospital Supply and Management - 9.23%
Aetna Inc.	25,000	1,873,750
Caremark Rx, Inc.*	16,000	636,480
HCA Inc.	14,000	749,980
PacifiCare Health Systems, Inc.*	10,000	569,200
Triad Hospitals, Inc.*	14,000	701,400
WellPoint, Inc.*	12,000	1,504,200
		6,035,010
Hotels and Gaming - 0.89%
Hilton Hotels Corporation	26,000	581,100

Insurance - Property and Casualty - 1.09%
Berkshire Hathaway Inc., Class B*	250	714,000

Leisure Time Industry - 1.09%
Royal Caribbean Cruises Ltd.	16,000	715,040

Multiple Industry - 9.39%
China Netcom Group Corporation (Hong Kong) Limited, ADR*	16,000	447,840
DreamWorks Animation SKG, Inc., Class A*	18,000	732,780
General Electric Company	55,000	1,983,300
Google Inc., Class A*	4,000	721,940
Huntsman Corporation*	35,000	816,200
Las Vegas Sands, Inc.*	15,000	675,000
Research In Motion Limited*	10,000	763,250
		6,140,310
Petroleum - International - 7.83%
Anadarko Petroleum Corporation	13,600	1,034,960
Apache Corporation	27,200	1,665,456
Burlington Resources Inc.	23,300	1,166,631
Exxon Mobil Corporation	21,000	1,251,600
		5,118,647
Petroleum - Services - 5.09%
Nabors Industries Ltd.*	14,550	860,487
Patterson-UTI Energy, Inc.	50,000	1,250,750
Schlumberger Limited	10,000	704,800
Transocean Inc.*	10,000	514,600
		3,330,637
Railroad - 1.06%
Union Pacific Corporation	10,000	697,000

Restaurants - 2.19%
Applebee's International, Inc.	26,000	715,910
P.F. Chang's China Bistro, Inc.*	12,000	716,580
		1,432,490
Retail - Food Stores - 2.50%
CVS Corporation	15,000	789,300
Walgreen Co.	19,000	843,980
		1,633,280
Retail - General Merchandise - 3.96%
Costco Wholesale Corporation	19,000	840,845
Family Dollar Stores, Inc.	13,000	394,680
Wal-Mart Stores, Inc.	27,000	1,352,970
		2,588,495
Security and Commodity Brokers - 3.04%
Goldman Sachs Group, Inc. (The)	9,000	989,910
Merrill Lynch & Co., Inc.	4,850	274,510
Morgan Stanley	12,600	721,350
		1,985,770
Timesharing and Software - 3.76%
eBay Inc.*	66,000	2,458,830

Tobacco - 1.80%
Altria Group, Inc.	18,000	1,177,020

TOTAL COMMON STOCKS - 94.02%		$61,497,230

(Cost: $50,195,680)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Forest and Paper Products - 3.06%
Sonoco Products Co.,
2.88%, 4-1-05	$2,000	2,000,000

Security and Commodity Brokers - 2.92%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	1,910	1,910,000

TOTAL SHORT-TERM SECURITIES - 5.98%		$3,910,000

(Cost: $3,910,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$65,407,230

(Cost: $54,105,680)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005